Other Non-Current Liabilities - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Total	$ 81,289	$ 54,295